NATURE AND CONTINUANCE OF OPERATIONS (Details) - CAD ($)	Aug. 09, 2018	Aug. 09, 2018	Nov. 30, 2019	Nov. 30, 2018
Statements Line Items [Line Items]
Accumulated deficit			$ 18,441,785	$ 10,860,401
Leading Brands Inc [Member]
Statements Line Items [Line Items]
Number of common share issued	1,848,980	1,848,980
Number of common shares outstanding	1,848,980	1,848,980
Conversion price per share	$ 0.5741	$ 0.5741
Liquid Media Group Canada Ltd [Member]
Statements Line Items [Line Items]
Issuance of common stock	1,288,497	1,288,497
Percentage of common shares issued and outstanding	69.69%